Long-Term Debt with Original Maturities of More Than One Year (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2014	Mar. 31, 2013
Debt Instrument [Line Items]
Obligations under capital leases	¥ 26,680	¥ 24,406
Loan participation borrowings	79,014	62,332
Senior borrowings and bonds	5,805,634	4,784,010
Subordinated borrowings and bonds	3,942,613	3,931,475
Total	¥ 9,853,941	¥ 8,802,223